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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-05710

ING VP Natural Resources Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  December 31

Date of reporting period:                         September 30, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:
ING VP Natural Resources Trust
The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Natural Resources Trust	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 99.3%

		Chemicals: 0.0%
745	@, @@	Arkema ADR	$35,116
			35,116
		Coal: 1.1%
43,100		Arch Coal, Inc.	1,246,021
			1,246,021
		Electric: 2.6%
14,200		Empire District Electric Co.	317,796
103,558	@	Mirant Corp.	2,828,169
			3,145,965
		Energy - Alternate Sources: 1.3%
145,700	@	Evergreen Energy, Inc.	1,531,307
			1,531,307
		Engineering & Construction: 0.9%
25,650	@	McDermott International, Inc.	1,072,170
			1,072,170
		Investment Companies: 0.4%
99,200	@, @@	Energy XXI Acquisition Corp. Bermuda Ltd.	446,400
			446,400
		Iron/Steel: 1.1%
11,200		Cleveland-Cliffs, Inc.	426,832
14,900		United States Steel Corp.	859,432
			1,286,264
		Mining: 20.2%
38,600	@@	Agnico-Eagle Mines Ltd.	1,201,618
25,200	@@	Alcan, Inc.	1,004,724
13,300	@@	Anglogold Ashanti Ltd. ADR	501,942
40,336	@@	Aquarius Platinum Ltd.	643,128
120,941	@, @@	Bema Gold Corp.	535,769
15,400	@@	BHP Billiton Ltd. ADR	583,352
32,000	@@	Cameco Corp.	1,166,057
13,500	@	Century Aluminum Co.	454,275
50,000	@@	Cia Vale do Rio Doce ADR	1,078,000
165,400		Coeur d’Alene Mines Corp.	779,034
223,100	@, @@	Eldorado Gold Corp.	968,047
18,400	@@, #	First Quantum Minerals Ltd.	859,956
32,900		Freeport-McMoRan Copper & Gold, Inc.	1,752,254
32,600	@, @@	Glamis Gold Ltd.	1,285,418
40,000	@@	Gold Fields Ltd.	707,718
20,100	@@	GoldCorp, Inc.	474,360
89,100	@	Hecla Mining Co.	511,434
114,400	@, @@	Kinross Gold Corp.	1,432,288
612,700	@@	Lihir Gold Ltd.	1,290,270
86,300	@, @@	Major Drilling Group International	1,396,705
20,800		Phelps Dodge Corp.	1,761,760

PORTFOLIO OF INVESTMENTS
ING VP Natural Resources Trust	as of September 30, 2006 (Unaudited) (continued)

Shares				Value
		Mining (continued)
64,400	@, @@	Randgold Resources Ltd. ADR		$1,311,184
2,900	@@	Rio Tinto PLC ADR		549,927
162,500	@, @@	Shore Gold, Inc.		827,220
16,900	@@, #	Teck Cominco Ltd.		1,058,376
				24,134,816
		Oil & Gas: 55.5%
12,000		Anadarko Petroleum Corp.		525,960
46,522	@, I	Arena Resources, Inc.		1,494,287
44,900		Cabot Oil & Gas Corp.		2,152,057
291,136	@	Cano Petroleum, Inc.		1,176,189
35,800		Chevron Corp.		2,321,988
27,000		ConocoPhillips		1,607,310
81,696	@	Delta Petroleum Corp.		1,839,794
69,800	@	Denbury Resources, Inc.		2,017,220
54,600		ENSCO International, Inc.		2,393,118
10,800		EOG Resources, Inc.		702,540
117,542	@	EXCO Resources, Inc.		1,458,696
145,000		ExxonMobil Corp.		9,729,501
87,393	@	GeoMet, Inc.		821,494
30,600	@	GlobalSantaFe Corp.		1,529,694
40,627	@	Goodrich Petroleum Corp.		1,223,685
63,400		Hess Corp.		2,626,028
49,700	@	Hiland Holdings GP LP		994,497
18,800	@@	LUKOIL ADR		1,429,338
92,000	@	Newfield Exploration Co.		3,545,680
19,500	@@, #	OAO Gazprom ADR		2,116,750
81,800		Occidental Petroleum Corp.		3,935,398
64,101	@	Parallel Petroleum Corp.		1,285,866
60,000	@, I	PetroHawk Energy Corp.		622,800
29,605	@@	Petroleo Brasileiro SA ADR		2,215,638
66,200	@	Plains Exploration & Production Co.		2,840,642
77,100		Rowan Cos., Inc.		2,438,673
56,800	@@	Royal Dutch Shell PLC ADR		3,754,480
89,300	@	Southwestern Energy Co.		2,667,391
35,100	@@	Total SA ADR		2,314,494
59,500		XTO Energy, Inc.		2,506,735
				66,287,943
		Oil & Gas Services: 16.2%
95,000	@	Allis-Chalmers Energy, Inc.		1,390,800
32,300	@	FMC Technologies, Inc.		1,734,510
75,360	@	Hercules Offshore, Inc.		2,339,928
131,128	@	Key Energy Services, Inc.		1,783,341
21,000	@	National Oilwell Varco, Inc.		1,229,550
83,600		Schlumberger Ltd.		5,185,708
74,800	@	Superior Energy Services		1,964,248
90,200	@	Weatherford International Ltd.		3,763,144
				19,391,229

		Total Investments in Securities
		(Cost $114,888,062)*	99.3%	$118,577,231
		Other Assets and Liabilities - Net	0.7	810,818
		Net Assets	100.0%	$119,388,049

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt

PORTFOLIO OF INVESTMENTS
ING VP Natural Resources Trust	as of September 30, 2006 (Unaudited) (continued)

#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

I	Illiquid security

*	Cost for federal income tax purposes is $115,110,835.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$10,075,805
	Gross Unrealized Depreciation	(6,609,409)
	Net Unrealized Appreciation	$3,466,396

The Fund may invest up to 15% of its net assets in illiquid securities. Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid.

		Initial			Percent
	Shares/Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
Arena Resources, Inc.	46,522	06/02/06	$1,515,013	$1,494,287	1.3%
PetroHawk Energy Corp.	60,000	08/23/05	672,365	622,800	0.5
			$2,187,378	$2,117,087	1.8%

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING VP Natural Resources Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 29, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 29, 2006